Concentration Risk Voluntary Fee Waivers (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Concentration Risk [Line Items]
Revenue	$ 89.0	$ 88.9	$ 79.4	$ 63.4	$ 60.0	$ 53.8	$ 58.2	$ 69.5	$ (320.7)	$ (241.6)	$ (120.6)
Distribution expense	61.9	63.2	57.8	49.5	47.7	42.6	45.0	51.2	(232.3)	(186.6)	(86.4)
Operating income									(88.4)	(55.0)	(34.2)
Noncontrolling interest	1.0	2.5	2.2	0.8	0.2	0.2	0.2	0.5	(6.5)	(1.0)	0
Pre-tax impact	$ 26.1	$ 23.2	$ 19.4	$ 13.1	$ 12.1	$ 11.0	$ 13.0	$ 17.8	$ (81.9)	$ (54.0)	$ (34.2)